UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       March 31, 2005
                                                     -----------------------

Check here if Amendment [  ];       Amendment Number:
                                                             ---------------

     This Amendment (check only one):         [  ] is a restatement
                                              [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:           New Generation Advisers, Inc.
                -------------------------------------------------------------
Address:        225 Friend Street
                -------------------------------------------------------------
                Suite 801
                -------------------------------------------------------------
                Boston, MA 02114
                -------------------------------------------------------------

Form 13F File Number:      28-10779
                         ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:           George Putnam, III
                -----------------------------------------------------------
Title:          President
                -----------------------------------------------------------
Phone:          617.573.9550
                -----------------------------------------------------------

Signature, Place and Date of Signing:


         /s/ George Putnam, III               Boston, MA         May 10, 2005
     --------------------------------    ------------------   ------------------
             [Signature]                    [City, State]           [Date]

Report Type (Check only one)

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number                Name
          28- None
            --------------------        -----------------------------------

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                        0
                                                 --------------------
Form 13F Information Table Entry Total:                  47
                                                 --------------------
Form 13F Information Table Value Total:                139,201
                                                 --------------------
                                                     (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

New Generation Advisers, Inc. March 31, 2005
                                                                            Investment   Other    Voting     Voting    Voting
Name of Issuer         Title of Class    CUSIP   Value($1,000)     Shares   Discretion  Managers   Sole      Shared     None

ADC Telecommunications Common        000886101           1,132    569,000   Sole        None      520,200     48,800
AK Steel Holding       Common        001547108           5,538    500,700   Sole        None      464,435     36,265
Alcatel                ADR           013904305           2,716    225,000   Sole        None      208,675     16,325
America West           Class B       023657208           2,675    492,600   Sole        None      458,365     34,235
AMR Corporation        Common        001765106           3,210    300,000   Sole        None      279,180     20,820
Atmel Corporation      Common        049513104           1,388    470,500   Sole        None      433,700     36,800
CIENA                  Common        171779101           2,580  1,500,000   Sole        None    1,391,250    108,750
Colt Telecom           Common        196877104           2,999    783,000   Sole        None      728,291     54,709
Continental Airlines   Class B       210795308           3,010    250,000   Sole        None      232,625     17,375
Cypress Semiconductor  Common        232806109           1,950    154,800   Sole        None      142,400     12,400
DDI                    Common        233162304           3,416  1,220,000   Sole        None    1,135,550     84,450
Electroglas            Common        285324109           2,204    558,000   Sole        None      511,850     46,150
Global Crossing Ltd    Common        G3921A175           1,778    114,391   Sole        None      104,642      9,749
Global Industries      Common        379336100           4,912    522,600   Sole        None      484,655     37,945
Goodyear Tire & Rubber Common        382550101           3,538    265,000   Sole        None      246,380     18,620
Grey Wolf              Common        397888108           4,409    670,000   Sole        None      621,615     48,385
Input/Output           Common        457652105           3,280    508,500   Sole        None      471,670     36,830
JDS Uniphase           Common        46612J101           2,505  1,500,000   Sole        None    1,391,250    108,750
KCS Energy             Common        482434206           2,316    150,811   Sole        None      139,876     10,935
Key Energy             Common        492914106           3,154    275,000   Sole        None      255,050     19,950
Kulicke and Soffa      Common        501242101           1,355    215,500   Sole        None      197,800     17,700
Ladish Co., Inc.       Common        505754200           1,925    163,117   Sole        None      158,617      4,500
Lucent Technologies    Common        549463107           2,698    981,250   Sole        None      909,350     71,900
MCI Inc.               Common        552691107           5,069    203,578   Sole        None      185,539     18,039
Metal Management       Common        591097209           3,996    155,600   Sole        None      144,375     11,225
Metals USA             Common        591324207           2,347    119,800   Sole        None      111,155      8,645
Milacron               Common        598709103           2,802    918,537   Sole        None      841,261     77,276
Mpower Holding         Common        62473L309           2,880  2,000,000   Sole        None    1,859,470    140,530
Neighborcare           Common        64015Y104           1,053     36,000   Sole        None       34,144      1,856
Newpark Resources      Common        651718504           2,579    437,900   Sole        None      406,080     31,820
Nortel Networks        Common        656568102           2,730  1,000,000   Sole        None      927,200     72,800
NTL Inc                Common        62940M104           3,585     56,300   Sole        None       52,100      4,200
Parker Drilling        Common        701081101           4,054    705,000   Sole        None      655,505     49,495
Paxson Communications  Common        704231109           1,380  2,000,000   Sole        None    1,860,505    139,495
Primedia               Common        74157K101           9,294  2,136,500   Sole        None    1,987,995    148,505
Rite Aid               Common        767754104           2,871    725,000   Sole        None      672,710     52,290
Sunterra Corp.         Common        86787D208           2,896    192,058   Sole        None      183,138      8,920
Telewest Global        Common        87956T107           4,687    263,484   Sole        None      243,773     19,711
Tellabs                Common        879664100           2,920    400,000   Sole        None      371,000     29,000
Time Warner Telecom    Common        887319101           2,227    560,985   Sole        None      521,206     39,779
Unitedglobalcom        Common        913247508           3,311    350,000   Sole        None      324,427     25,573
US LEC                 Class A       90331S109           1,397    550,000   Sole        None      511,265     38,735
Vitesse Semiconductor  Common        928497106           1,567    591,500   Sole        None      550,030     41,470
W.R. Grace             Common        38388F108           4,809    564,400   Sole        None      523,200     41,200
Washington Group Int'l Common        938862208           2,384     53,000   Sole        None       49,150      3,850
Zhone Technologies     Common        98950P108           2,734  1,071,995   Sole        None      994,295     77,700
Zilog Inc.             Common        989524301             941    182,649   Sole        None      168,799     13,850
